Consolidated Statements of Stockholders' Equity [Parenthetical] (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Tax on unrealized (depreciation) appreciation on available-for-sale securities (in dollars)	$ (37)	$ (73)
Common Dividends Paid Per Share (in dollars per share)	$ 0.90	$ 0.85
Dividends on preferred stock per share (in dollars per share)	$ 6.12	$ 0